Goodwill and Other Intangibles - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) reporting_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Goodwill [Line Items]
Impairment of goodwill and other intangible assets	$ 0	$ 0
Percentage of goodwill used for impairment testing	97.00%
Number of reporting units at maximum risk for impairment (in reporting units) | reporting_unit	0
Amortization expense	$ 116,000,000	$ 115,000,000	$ 111,000,000
Amortization expense in 2019	103,000,000
Amortization expense in 2020	77,000,000
Amortization expense in 2021	67,000,000
Amortization expense in 2022	57,000,000
Amortization expense in 2023	$ 41,000,000
Minimum
Goodwill [Line Items]
Indefinite-lived intangible assets including goodwill, excess of fair value over carrying value percentage	30.00%
Agricultural Equipment Segment
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	67.00%
Construction Equipment Segment
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	24.00%
Financial Services
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	6.00%